Leases - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Schedule of Operating Leases [Line Items]
Gains on sales of operating lease assets	¥ 51,072	¥ 62,883	¥ 35,291
Operating lease contracts, non- cancelable lease terms	29 years
Operating Lease Assets Other than Real Estate
Schedule of Operating Leases [Line Items]
Gains on sales of operating lease assets	¥ 20,918	26,120	18,908
Real Estate Asset
Schedule of Operating Leases [Line Items]
Gains on sales of operating lease assets	¥ 30,154	¥ 36,763	¥ 16,383